Prepaid loan costs (Details) (USD $)	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended		0 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Warrants Issued with Notes Payable [Member]	Dec. 31, 2013 Warrants Issued with Notes Payable [Member]	May 27, 2014 Convertible Debt [Member] Note Payable #1 [Member]	Jun. 30, 2014 Convertible Debt [Member] Note Payable #1 [Member]	Jun. 02, 2014 Convertible Debt [Member] Note Payable #2 [Member]	Jun. 02, 2014 Convertible Debt [Member] Note Payable #2 [Member]	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	Jun. 30, 2014 Convertible Debt [Member]	Jun. 02, 2014 Convertible Debt [Member]	May 27, 2014 Convertible Debt [Member]	Dec. 31, 2013 Prepaid Loan Costs [Member]	Dec. 31, 2012 Prepaid Loan Costs [Member]
Prepaid loan costs (Details) [Line Items]
Debt Instrument, Description				issued notes payable that included a three-year warrant for each $1.00 of principal covered in the notes	issued notes payable that include a three-year warrant for each $1.00 of principal covered in the notes
Warrant Term				3 years	3 years					5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.25	$ 0.50	$ 0.40								$ 0.60	$ 0.60
Warrant, Fair Value					$ 284,914					$ 424,692	$ 1,274,074	$ 1,698,766
Other Assets, Current															143,302	0
Adjustments to Additional Paid in Capital, Other	154,881	296,524	226,422	154,881	296,524
Debt Issuance Cost						632,786		177,153
Debt Instrument, Convertible, Remaining Discount Amortization Period						18 months		18 months			18 months
Deferred Finance Costs, Current, Net	$ 540,519	$ 143,302	$ 0				$ 597,631		$ 168,104